Investments - Investments Other Than Investments Accounted for Using Equity Method (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	$ 33,060	$ 97,254
Investments	3,400	6,552
Long-term	29,660	90,702
Financial assets at amortized cost, category | At cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	24,405	24,493
Financial assets at fair value through profit or loss, category | At fair value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	$ 8,655	$ 72,761